Fair Value, Assets and Liabilities Measured at Fair Value Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Securities available for sale [Abstract]
Total securities available for sale	$ 358,185	$ 452,289
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available for sale [Abstract]
Total securities available for sale	0	0
Significant Other Observable Inputs (Level 2) [Member]
Securities available for sale [Abstract]
Total securities available for sale	358,185	452,289
Significant Unobservable Inputs (Level 3) [Member]
Securities available for sale [Abstract]
Total securities available for sale	0	0
Carrying Value [Member]
Securities available for sale [Abstract]
Total securities available for sale	358,185	452,289
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0	0
Small Business Administration - guaranteed participation securities	0	0
Other	0	0
Total securities available for sale	0	0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	85,617	118,668
State and political subdivisions	18	26
Mortgage backed securities and collateralized mortgage obligations - residential	213,128	237,677
Corporate bonds	44,581	78,052
Small Business Administration - guaranteed participation securities	14,141	17,186
Other	700	680
Total securities available for sale	358,185	452,289
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0	0
Small Business Administration - guaranteed participation securities	0	0
Other	0	0
Total securities available for sale	0	0
Recurring [Member] | Carrying Value [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	85,617	118,668
State and political subdivisions	18	26
Mortgage backed securities and collateralized mortgage obligations - residential	213,128	237,677
Corporate bonds	44,581	78,052
Small Business Administration - guaranteed participation securities	14,141	17,186
Other	700	680
Total securities available for sale	$ 358,185	$ 452,289